Note 4 - Other Investments (Tables)	12 Months Ended
Mar. 31, 2013
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of U.S. Dollars
March 31, 2013	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$5,317	$8,639	$44	$13,912

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$296	$44	－	－	$296	$44

Japanese Yen [Member]
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2012	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥451,404	¥418,195	¥8,685	¥860,914

March 31, 2013

Available-for-sale—Equity securities	¥500,616	¥813,445	¥4,138	¥1,309,923

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥118,055	¥7,628	¥15,288	¥1,057	¥133,343	¥8,685

March 31, 2013

Available-for-sale—Equity securities	¥27,902	¥4,138	－	－	¥27,902	¥4,138